INCOME TAX EXPENSES - Summary of Income Tax Expense (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Major components of tax expense (income) [abstract]
Profit before income tax expenses	$ 11,003,001	$ 31,774,527	$ 25,042,254
Profit before income tax from discontinued operations	$ 0	$ 0	$ 19,539,908
Income tax rate	35.00%	35.00%	30.00%
Income tax at the statutory tax rate	$ (3,851,050)	$ (11,121,084)	$ (13,374,649)
Adjustments for calculation of the effective income tax:
Effect of derecognition of Yguazú Cementos S.A.	0	0	1,889,541
Valuation allowance of specific tax loss carryforward	(4,490,150)	0	0
Recovery of tax losses / Unrecognized tax losses	5,471	(461,974)	(473,092)
Effects of the fiscal revaluation and inflation adjustments for accounting and tax purposes	(825,895)	(330,654)	550,293
Effect of change in tax rate	938	(7,514,879)	359,150
Other non-taxable income or non-deductible expense, net	(35,436)	11,984	(67,239)
Total income tax	(9,196,122)	(19,416,607)	(11,115,996)
Income tax
Current	(4,104,685)	(12,931,381)	(11,459,142)
Deferred	(5,091,437)	(6,485,226)	343,146
Total income tax	(9,196,122)	(19,416,607)	(11,115,996)
Income tax included in the statement of other comprehensive income	(9,196,122)	(19,416,607)	(6,655,409)
Income tax from discontinued operations	$ 0	$ 0	$ (4,460,587)